SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES (Details Narrative)	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) ¥ / shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 USD ($) ¥ / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) ¥ / shares
Accounting Policies [Abstract]
Translation adjustments	$ 1,741,696		$ (1,478,667)		$ (956,929)
Historical rate | ¥ / shares		¥ 6.52		¥ 6.98		¥ 6.88
Average translation rates | ¥ / shares		¥ 6.90		¥ 6.89		¥ 6.62
Restricted cash			5,000,000	¥ 5,000,000
Allowance for the doubtful accounts	605,444	605,444	1,467,374	1,467,374	644,090	644,090
Allowance for the doubtful accounts, Other receivables	32,937	32,937	42,676	42,676	29,571	29,571
Allowance for the doubtful accounts, Prepayments	147,630	¥ 147,630	188,264	¥ 188,264	127,740	¥ 127,740
Impairment for long-lived assets	0		0		0
Impairment charges on investments	0		0		0
Shipping and handling costs	74,882		125,640		114,558
Advertising costs	2,763		31,176		87,956
Government subsidies	$ 29,194		$ 221,467		94,088
Dilutive shares | shares	1,305,380		0
Employee benefits	$ 29,333		$ 81,118		$ 81,735